UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter J. Gavey
Title:    Chief Compliance Officer
Phone:    203-655-6272


Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                February 17, 2009
------------------------         ---------------             -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name



         -----------------------     --------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $127,967
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE      SHRS OR SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (X$1000)   PRN AMT PRN CALL  DISCRETION   MGRS    SOLE    SHARED   NONE
--------------                  --------------    -----      --------   ------- --- ----  ----------   ----    ----    ------   ----

AIRCASTLE LTD                   COM               G0129K104   4,334     906,707 SH        SOLE                 906,707
ALLIANT TECHSYSTEMS INC         COM               018804104  11,838     138,032 SH        SOLE                 138,032
AMPHENOL CORP NEW               CL A              032095101   8,363     348,762 SH        SOLE                 348,762
ANIXTER INTL INC                COM               035290105     710      23,574 SH        SOLE                  23,574
ANNALY CAP MGMT INC             COM               035710409   3,997     251,845 SH        SOLE                 251,845
ASCENT MEDIA CORP               COM SER A         043632108   2,354     107,787 SH        SOLE                 107,787
BAXTER INTL INC                 COM               071813109   2,595      48,419 SH        SOLE                  48,419
BERKSHIRE HATHAWAY INC DEL      CL A              084670108   9,660         100 SH        SOLE                     100
CHARLES RIV LABS INTL INC       COM               159864107     262      10,000 SH        SOLE                  10,000
CHIMERA INVT CORP               COM               16934Q109   2,571     745,220 SH        SOLE                 745,220
CONNECTICUT LIGHT AND POWER CO  PREFERRED STOCKS  207597626     283       8,575 SH        SOLE                   8,575
COPART INC                      COM               217204106   7,434     273,414 SH        SOLE                 273,414
CREDIT ACCEP CORP MICH          COM               225310101  10,294     751,357 SH        SOLE                 751,357
CLEVELAND BIOLABS INC           COM               185860103     315     147,689 SH        SOLE                 147,689
DEALERTRACK HLDGS INC           COM               242309102   4,008     337,080 SH        SOLE                 337,080
DISCOVERY COMMUNICATNS NEW      COM SER A         25470F104   3,344     236,156 SH        SOLE                 236,156
DISCOVERY COMMUNICATNS NEW      COM SER C         25470F302   3,162     236,156 SH        SOLE                 236,156
GENESEE & WYO INC               CL A              371559105   7,218     236,655 SH        SOLE                 236,655
HEXCEL CORP NEW                 COM               428291108   3,340     452,024 SH        SOLE                 452,024
INTERFACE INC                   CL A              458665106     621     133,753 SH        SOLE                 133,753
KINETIC CONCEPTS INC            COM NEW           49460W208   6,078     316,877 SH        SOLE                 316,877
LABORATORY CORP AMER HLDGS      COM NEW           50540R409  11,335     175,978 SH        SOLE                 175,978
MFRI INC                        COM               552721102   1,494     345,047 SH        SOLE                 345,047
PECO ENERGY CO                  PREFERRED STOCKS  693304404     283       3,800 SH        SOLE                   3,800
POLYPORE INTL INC               COM               73179V103   1,060     140,236 SH        SOLE                 140,236
PRECISION CASTPARTS CORP        COM               740189105   2,072      34,837 SH        SOLE                  34,837
SAIC INC                        COM               78390X101   1,458      74,823 SH        SOLE                  74,823
SEI INVESTMENTS CO              COM               784117103   4,971     316,450 SH        SOLE                 316,450
SPX CORP                        COM               784635104     875      21,578 SH        SOLE                  21,578
VARIAN MED SYS INC              COM               92220P105   5,521     157,551 SH        SOLE                 157,551
VICOR CORP                      COM               925815102   6,117     925,446 SH        SOLE                 925,446




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